Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥ (2,665)	¥ (16,600)	¥ (2,903)
Foreign currency translation adjustments arising during period		(16,667)	(2,828)
Reclassification adjustments for gains and losses realized in net income	105	139	(218)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	(2,665)	(16,600)	(2,903)
Reclassification adjustments for gains and losses realized in net income	105	139	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(358)	(1,739)	4,563
Reclassification adjustments for gains and losses realized in net income	253	190	162
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(229)	(1,025)	2,648
Reclassification adjustments for gains and losses realized in net income	222	118	97
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(541)	546
Reclassification adjustments for gains and losses realized in net income	291	(192)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(325)	338
Reclassification adjustments for gains and losses realized in net income	179	(119)
Pension liability adjustment:
Actuarial losses arising during period	(831)	(657)	(107)
Prior service credit (cost) arising during period	(10)	841	138
Reclassification adjustments for actuarial gains and losses realized in net income	891	688	99
Reclassification adjustments for prior service credit and cost realized in net income	463	(135)	(62)
Other comprehensive income (loss)	(2,402)	(16,986)	1,747
Pension liability adjustment:
Actuarial losses arising during period	(831)	(657)	(107)
Actuarial losses arising during period	(717)	(390)	(282)
Prior service credit (cost) arising during period	(10)	841	138
Prior service credit (cost) arising during period	(6)	496	82
Reclassification adjustments for actuarial gains and losses realized in net income	891	688	99
Reclassification adjustments for actuarial gains and losses realized in net income	551	406	31
Reclassification adjustments for prior service credit and cost realized in net income	463	(135)	(62)
Reclassification adjustments for prior service credit and cost realized in net income	265	(79)	(37)
Other comprehensive income (loss)	(2,402)	(16,986)	1,747
Other comprehensive income (loss)	(2,620)	(16,716)	(582)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period		67	(75)
Reclassification adjustments for gains and losses realized in net income
Unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	129	714	(1,915)
Reclassification adjustments for gains and losses realized in net income	(31)	(72)	(65)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	216	(208)
Reclassification adjustments for gains and losses realized in net income	(112)	73
Pension liability adjustment:
Actuarial losses arising during period	114	267	(175)
Prior service credit (cost) arising during period	4	(345)	(56)
Reclassification adjustments for actuarial gains and losses realized in net income	(340)	(282)	(68)
Reclassification adjustments for prior service credit and cost realized in net income	(198)	56	25
Other comprehensive income (loss)	¥ (218)	¥ 270	¥ (2,329)